Note 15 - Bank Facilities and Short-Term Loans (Details) (USD $)	12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2013	Jun. 30, 2012 Term Loan [Member]	Jun. 30, 2012 Revolving Loan [Member]	Dec. 31, 2012 Term and Revolving Loan [Member]	Jun. 30, 2013 Second Term Loan [Member]	Jun. 30, 2013 Second Revolving Loan [Member]	Dec. 31, 2012 Second Term And Revolving Loans [Member]	Dec. 31, 2012 Used to Secure Standy Letter of Credit to Guarantee Credit Facility [Member]	Dec. 31, 2012 Used to Secure Standy Letter of Credit To Guarantee Second Credit Facility [Member]
Note 15 - Bank Facilities and Short-Term Loans (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 7,095,584	$ 5,676,467		$ 6,450,531	$ 6,321,520
Restricted Cash and Cash Equivalents								14,398,218	14,465,198
Line of Credit Facility, Amount Outstanding				7,095,584			6,450,531
Debt Instrument, Basis Spread on Variable Rate				2.40%			2.40%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum				0.11%			0.11%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum				0.33%			0.33%
Repayments of Debt	$ 13,546,115